Related Party Transaction - Summary of Related Party Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key management compensation
Short term employee benefits	€ 6	€ 4	€ 5
Share-based compensation	37	26	30
Total key management compensation	€ 43	€ 30	€ 35